Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Jul. 30, 2024 CAD ($)	Jun. 30, 2023 USD ($)	Jul. 30, 2024 USD ($) shares	Jul. 30, 2024 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Aggregate gross proceeds		$ 5,868
Major business combination [member] | Filo Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			100.00%
Cash transferred			$ 2,100
Shares subscribed | shares			3,484,848
Par value | $ / shares				$ 33
Aggregate gross proceeds	$ 115
Major business combination [member] | Josemaria Project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			100.00%